Contract assets - Summary of Contract assets (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Contract assets [abstract]
Non-current contract assets	₺ 165,004	₺ 146,228
Current contract assets	5,200,448	4,608,194
Contract assets	₺ 5,365,452	₺ 4,754,422